Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events

18. Subsequent Events

Merger Agreement

On September 4, 2024, the Company entered into the Merger Agreement with the Merger Sub and Beeline Financial Holdings, Inc. (“Beeline”). Beeline is a mortgage technology company that operates an end-to-end, all-digital, AI-enhanced platform for homeowners and property investors. On October 7, 2024, the parties executed Amendment No. 1 to the Merger Agreement.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

On October 7, 2024, immediately after the closing under the Debt Agreement, a closing was held pursuant to the Merger Agreement (the “Merger Closing”). Beeline merged into Merger Sub and became a wholly-owned subsidiary of the Company, with the name of the surviving subsidiary being changed to Beeline Financial Holdings, Inc. In the Merger, the shareholders of Beeline gained the right to receive a total of 69,482,229 shares of Series F Preferred Stock and a total of 517,771 shares of Series F-1 Preferred Stock. In addition, each option to purchase shares of Beeline common stock outstanding at the time of the Merger was converted into an option to purchase shares of the Company’s common stock measured by the same ratio.

The sale of the Company’s common stock and Series F Preferred Stock to the shareholders of Beeline was carried out in a transaction exempt from registration pursuant to SEC Regulation 506(b).

Debt Agreement

On October 7, 2024, a closing was held pursuant to the terms of the Debt Agreement. At that closing, the following transactions were completed:

●	Aegis, Bigger, District 2 and LDI transferred to the Company a total of 31,234 shares of the Company’s Series C Preferred Stock and 119,873 shares of the Company’s common stock. The Investors also released the Company from liability for $4.1 million of senior secured debt and $2.5 million of unsecured debt. In consideration of their surrender of stock and release of debt, the Company caused Craft C+P to be merged into a limited liability company owned by the Investors.

●	The Company issued a total of 255,474 shares of Series D Preferred Stock to Bigger and District 2, and Bigger and District 2 released the Company from liability for $2.6 million of unsecured debt.

●	The Company issued a total of 200,000 shares of Series E Preferred Stock to Bigger and District 2, and Bigger and District 2 released the Company from liability for $2.0 million of unsecured debt.

●	The Company transferred a total of 108,899 shares of Bridgetown Spirits Corp. to Bigger, District 2, Esping, WPE and Grammen, and those Investors released the Company from unsecured debt in the aggregate amount of $0.9 million.

●	The Company issued a total of 190,000 shares of common stock to Esping, WPE and Grammen, and those Investors released the Company from liability for $0.2 million of unsecured debt.

Preferred Stock

On October 7, 2024 the Company filed with the Nevada Secretary of State a Certificate of Designation of 255,474 shares of Series D Preferred Stock and a Certificate of Designation of 200,000 shares of Series E Preferred Stock and a Certificate of Designation of 70.0 million shares of Series F Preferred Stock and a Certificate of Designation of 1.0 million shares of Series F-1 Preferred Stock. The material terms of each class of Preferred Stock are:

Series D Preferred Stock. Each share of Series D Preferred Stock has a stated value of $10.00. The holder of Series D Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series D Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series D Preferred Stock. In the event that the Company declares a dividend payable in cash or stock to holders of any class of the Company’s stock, the holder of a share of Series D Preferred Stock will be entitled to receive an equivalent dividend on an as-converted basis. In the event of a liquidation of the Company, the holders of Series D Preferred Stock will share in the distribution of the Company’s net assets on an as-converted basis, subordinate only to the senior position of the Series B Preferred Stock. Each share of Series D Preferred Stock will be convertible into common stock by a conversion ratio equal to the stated value of the Series D share divided by the Series D Conversion Price. The initial Series D Conversion Price is $1.80 per common share, which is subject to equitable adjustment. The number of shares of common stock into which a holder may convert Series D Preferred Stock is limited by a Beneficial Ownership Limitation, which restricts the portion of the cumulative voting power in the Company that the holder and its affiliates may own after the conversion to 9.99%.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

Series E Preferred Stock. Each share of Series E Preferred Stock has a stated value of $10.00. The holder of Series E Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series E Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series E Preferred Stock. In the event that the Company declares a dividend payable in cash or stock to holders of any class of the Company’s stock, the holder of a share of Series E Preferred Stock will be entitled to receive an equivalent dividend on an as-converted basis. In the event of a liquidation of the Company, the holders of Series E Preferred Stock will share in the distribution of the Company’s net assets on an as-converted basis, subordinate only to the senior position of the Series B Preferred Stock. Commencing 390 days after the closing under the Debt Agreement (the “Measurement Date”), each share of Series E Preferred Stock will be convertible into common stock by a conversion ratio equal to the stated value of the Series E share divided by the Series E Conversion Price. The Series E Conversion Price on and after the Measurement Date will equal the average of the VWAPs for the five trading days immediately preceding the Measurement Date, subject to a “Floor Price” of $0.25 per share. The Series E Conversion Price and the Floor Price will be subject to equitable adjustment in the event of stock splits and the like. The number of shares of common stock into which a holder may convert Series E Preferred Stock is limited by a Beneficial Ownership Limitation, which restricts the portion of the cumulative voting power in the Company that the holder and its affiliates may own after the conversion to 9.99%.

Series F Preferred Stock. Each share of Series F Preferred Stock has a stated value of $0.50. The holder of Series F Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series F Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series F Preferred Stock. In the event that the Company declares a dividend payable in cash or stock to holders of any class of the Company’s stock, the holder of a share of Series F Preferred Stock will be entitled to receive an equivalent dividend on an as-converted basis. In the event of a liquidation of the Company, the holders of Series F Preferred Stock will share in the distribution of the Company’s net assets on an as-converted basis, subordinate only to the senior position of the Series B Preferred Stock.

Series F-1 Preferred Stock. The material terms of the Series F-1 Preferred Stock are identical to the material terms of the Series F Preferred Stock, except that holders of Series F-1 Preferred Stock are entitled to case one vote per share at any meeting of the Company’s shareholders.

Shareholder Approval. If the shareholders of the Company approve the conversion of the Series F and the Series F-1 Preferred Stock at a meeting to be called for that purpose, each such share will be convertible into common stock by a conversion ratio equal to the stated value of the Series F or F-1 share divided by the Series F Conversion Price. The initial Series F Conversion Price is $0.50 per common share, which is subject to a “Floor Price” equal to 20% of the “Minimum Price” as defined in the Nasdaq Rules. The Series F Conversion Price and the Floor Price are subject to equitable adjustment. In addition, if during the next two years the sum of the common shares outstanding on October 7, 2024 plus shares issuable on conversion of Preferred Stock plus shares issuable on conversion of securities issued in the initial financing of the post-merger company plus shares issued to settle pre-existing liabilities (collectively, the “Measuring Shares”) exceeds 14,848,485, then the Series F Conversion Price will be adjusted to retain the ratio of common share issuable on conversion to the Measuring Shares. Likewise, if the number of Measuring Shares on October 7, 2025 is less than 14,848,485, then the Series F Conversion Price will be adjusted to retain the ration of the Measuring Shares to the number of shares issuable on conversion. The number of shares of common stock into which a holder (other than a holder otherwise subject to Section 16(a) of the Exchange Act) may convert Series F or Series F-1 Preferred Stock will be limited by a Beneficial Ownership Limitation, which restricts the portion of the cumulative voting power in the Company that the holder and its affiliates may own after the conversion to 4.99%.

Series C Preferred Stock

On October 25, 2024, the SPV transferred its remaining Series C Preferred Stock, 117,586 shares, to members in proportion to the membership interest of each. These shares were then converted to 1.1 million shares of the Company’s common stock.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

Senior Secured Notes

Purchase Agreement

On November 14, 2024, the Company sold $1.9 million in aggregate principal amount of Senior Secured Notes (the “Notes”) and Pre-Funded Warrants to purchase a total of 363,602 shares of common stock (the “Warrants”) for total gross proceeds of $1.6 million in a private placement offering (the “Offering”).The Notes and Warrants were sold pursuant to a Securities Purchase Agreement (the “Purchase Agreement”) with accredited investors (each, an “Investor” and together the “Investors”).

The Notes have a maturity date of 120 days from issuance, were issued with a 20% original issue discount and do not bear interest unless and until one or more of the customary events of default set forth therein occurs, whereupon each Note will bear interest at a rate of 18% per annum. If the Note remains outstanding for 180 days, the Note also requires a special one-time interest payment of 30% which will increase the principal of each Note accordingly. Upon the occurrence of an event of default, each Investor also has the right to require the Company to pay all or any portion of the Note at a 25% premium. Further, the Company is required to prepay the Notes in connection with certain sales of securities or assets at each Investor’s election in an amount equal to 35% of the gross proceeds from such sales. The Company also has the right to prepay all, but not less than all, of the outstanding amounts under the Notes, at its election. The Notes contain certain restrictive covenants, including covenants precluding the Company and its subsidiaries from incurring indebtedness, transferring assets, changing the nature of its business, and engaging in certain other actions, subject to certain exceptions.

The Warrants have a term of five years from issuance and are exercisable at an exercise price of $0.50 per share (of which $0.499 per share was pre-funded by each Investor). The Warrants will be exercisable beginning upon shareholder approval of the issuance of the Common Stock issuable upon exercise of such Warrants in accordance with the rules of The Nasdaq Capital Market and an increase in the authorized Common Stock of the Company. If at any time after exercising the Warrants, there is no effective registration statement registering, or the prospectus contained therein is not available for use, then the Warrants may also be exercised, in whole or in part, by means of a “cashless exercise.”

The Company also entered in three forms of side letters with the Investors which (i) permitted one Investor which with an affiliate invested $0.4 million to exchange that amount of stated value of shares of Series F Preferred Stock for a $0.4 million 120-day promissory note to another affiliate, which note was issued immediately prior to the closing of the Offering and has substantially identical terms to the Notes issued therein, except it is subordinated with respect to its security interest, (ii) permit two Investors to convert Series D Preferred Stock beginning on April 7, 2025, and (iii) permit two Investors to receive a number of shares of Series F equal to 50% of their investment amount, or $0.1 million each, using the stated value of the Series F Preferred Stock, which is $0.50 per share, to determine the number of shares of Series F Preferred Stock.

Promissory Note

On October 30, 2024, the Company entered into a Promissory Note with LDI for $0.3 million. A balloon payment of the entire outstanding principal balance of the indebtedness together with all accrued interest shall be due and payable in full on November 24, 2024, totaling $0.4 million.

Employment Agreement: Chief Executive Officer

The Merger Agreement provided that, as a condition to closing of the Merger, The Employment Agreement between the Company and Geoffrey Gwin, the Company’s Chief Executive Officer, would be amended in a manner satisfactory to the Company, Beeline and Mr. Gwin. Accordingly, at the time of the Merger, the Company’s Employment Agreement with Geoffrey Gwin was amended as follows:

●	The performance bonuses in the Employment Agreement were replaced by a bonus of $90,000. On October 15, 2024, the Company issued 180,000 shares of common stock to Mr. Gwin at $0.50 per share in satisfaction of the Company’s bonus obligation.
●	The Company issued 400,000 shares of common stock to Mr. Gwin, which will vest on the earlier of March 31, 2025 or the date on which Mr. Gwin’s employment is terminated without cause.
●	The Company covenanted that, in the event that the conversion price of the Series F Preferred Stock is reduced, the Company will issue to Mr. Gwin a number of common shares equal to one percent of the additional shares issued as a result of the adjustment.
●	The Company agreed to issue 100,000 shares of common stock to Mr. Gwin if he is terminated by the Company without cause.
19. Subsequent Events During February 2024, LD Investments advanced the Company $0.6 million. The principal owner of LD Investments is Patrick Kilkenny.
Beeline Financial Holdings Inc [Member]
Subsequent Events

NOTE 12 - SUBSEQUENT EVENTS

2024 Convertible Notes Amendment

In October 2024, the 2024 Convertible Notes (See Note 8) were amended to i) increase the principal balance by $300,000 to $3,600,000, ii) to remove the conversion feature, and to extend the maturity date through and until September 5, 2025, and payments shall be made in nine equal consecutive monthly installments of $440,328. In accordance with ASC 470-50, Debt Modifications and Extinguishments, in October 2024, in connection with the amendments to the 2024 Convertible Notes, discussed above (the “Amendments”), the Company performed an assessment of whether the Amendments were deemed to be new debt, a modification of existing debt, or an extinguishment of existing debt. The Company evaluated the Amendments for debt modification and concluded that the debt qualified for debt extinguishment. The Company determined the transaction was considered a debt extinguishment because the removal of the conversion terms was substantial. Upon extinguishment, the Company had approximately $1,000,000 of unamortized debt discount recorded which will be written off to loss on debt extinguishment. Additionally, the Company will expense the $300,000 increase in principal balance and record a loss on debt extinguishment.

Sale of Common Stock

Subsequent to September 30, 2024 through the date of this report, Beeline sold 327,880 shares of common stock for proceeds of $491,761, or $1.50 per share.

Merger Agreement

On September 4, 2024, the Company entered into the Merger Agreement with the Merger Sub and Eastside Distilling, Inc. (“Eastside”). On October 7, 2024, the parties executed Amendment No. 1 to the Merger Agreement.

On October 7, 2024, immediately after the closing under the Debt Agreement, a closing was held pursuant to the Merger Agreement (the “Merger Closing”). Beeline merged into Merger Sub and became a wholly-owned subsidiary of Eastside, with the name of the surviving subsidiary being changed to Beeline Financial Holdings, Inc. In the Merger, the shareholders of Beeline gained the right to receive a total of 69,482,229 shares of Eastside’s Series F Preferred Stock and a total of 517,771 shares of Eastside’s Series F-1 Preferred Stock. In addition, each option to purchase shares of Beeline common stock outstanding at the time of the Merger was converted into an option to purchase shares of Eastside’s common stock measured by the same ratio.

NOTE 14 - SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events up to December 13, 2024, the date these consolidated financial statements were issued, pursuant to the requirements of ASC 855 and has determined to disclose the following subsequent events:

Sale of 2022 Convertible Notes

During 2024, i) the Company received cash proceeds from the sale of 2022 Convertible Notes of $3,442,219, ii) Series A preferred shares investors exchanged 75,700 shares of Series A preferred stock for 2022 Convertible Notes having principal amounts totaling $1,750,079, iii) the Company issued a Convertible Note in the amount of $150.000 for future services to be rendered, and iv) the Company issued a Convertible Note in the amount of $10,000 for accrued interest.

Exchange of Debt for Equity

On June 4, 2024, the Company issued 1,646,157 shares of Series B preferred stock and 7,333,207 shares of common stock for the conversion of all the convertible notes with a principal balance of $23,228,052 and accrued interest payable amounting to $1,585,958 for an aggregate amount of $24,814,011 and in exchange for all warrants issued with the convertible notes. The common shares were valued at $1.50 per share based on recent sales of common stock and the Series B shares were valued at $1.50 per share since the Series B shares are convertible into an equal amount of common shares. In connection with the conversion of the debt and accrued interest and surrender of the warrants, the Company recorded a gain on extinguishment of debt of $11,344,207.

2024 Convertible Notes

On June 5, 2024, Beeline engaged in Debenture agreements with Gunnar and issued convertible notes in the amount of $3,300,000 and received cash of $2,519,000, after deducting original issue discount and fees of $781,000., which was reflected as a debt discount to be amortized over the note term. Additionally, in connection with the 2024 Convertible Notes, the Company issued 740,496 Series B preferred shares to the 2024 convertible note holders. These series B preferred shares were valued at $770,843 based on the relative fair value of such shares, which was reflected as a debt discount to be amortized over the note term. The notes bear interest at 10% per annum and due on June 5, 2025.

In October 2024, these convertible notes were amended to i) increase the principal balance by $300,000 to $3,600,000, ii) to remove the conversion feature, and to extend the maturity date through and until September 5, 2025, and payments shall be made in nine equal consecutive monthly installments of $440,328. In accordance with ASC 470-50, Debt Modifications and Extinguishments, in October 2024, in connection with the amendments to the 2024 Convertible Notes, discussed above (the “Amendments”), the Company performed an assessment of whether the Amendments were deemed to be new debt, a modification of existing debt, or an extinguishment of existing debt. The Company evaluated the Amendments for debt modification and concluded that the debt qualified for debt extinguishment. The Company determined the transaction was considered a debt extinguishment because the removal of the conversion terms was substantive. Upon extinguishment, the Company had approximately $1,000,000 of unamortized debt discount recorded which will be written off to loss on debt extinguishment. Additionally, the Company will expense the $300,000 increase in principal balance and record a loss on debt extinguishment.

Sale of Common Stock

During 2024, the Company issued 1,605,935 shares of its common stock for cash proceeds of $2,408,902.

On October 7, 2024, immediately after the closing under the Debt Agreement, a closing was held pursuant to the Merger Agreement (the “Merger Closing”). Beeline merged into Merger Sub and became a wholly-owned subsidiary of Eastside, with the name of the surviving subsidiary being changed to Beeline Financial Holdings, Inc. In the Merger, the shareholders of Beeline gained the right to receive a total of 69,482,229 shares of Eastside’s Series F Preferred Stock and a total of 517,771 shares of Eastside’s Series F-1 Preferred Stock. In addition, each option to purchase shares of Beeline common stock outstanding at the time of the Merger was converted into an option to purchase shares of Eastside’s common stock measured by the same ratio.

Investment in Equity Method Investee

On February 7, 2024, MagicBlocks, Inc., a Delaware corporation, was incorporated by a third party. On July 31, 2024, the Company was issued 4,285,000 shares of Magic Blocks which represents 47.6% of MagicBlocks common shares outstanding. The Company has determined that its investment in MagicBlocks is subject to the equity method of accounting in accordance with ASC 825-10, Financial Instruments (“ASC 825-10”). In accordance with ASC 825-10, the Company shall include this equity method investment in “Other assets” within the consolidated balance sheets, and the Company’s portion of any gains or losses shall be included in the consolidated statements of operations. In September 2024, the Company invested $96,500 in MagicBlocks.

Series B Preferred Stock

On June 4, 2024, Beeline designated 3,110,636 shares of Series B Preferred Stock at a par value of $0.00001 with the following rights:

Dividends

Subject to the rights of any series of Preferred Stock that may from time to time come into existence after the Filing Date, holders of outstanding shares of Preferred Stock are not entitled to dividends.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

As of December 31, 2023 and 2022, no dividends have been declared or accrued on any class of Company stock.

Voting Rights

On any matter presented to the stockholders of the Corporation for their action or consideration at any meeting of stockholders of the (‘corporation (or by written consent of stockholders in lieu of a meeting), including for the election of members of the Corporation’s Board of Directors, each holder of outstanding shares of Preferred Stock shall he entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock held by such holder are convertible at the applicable Conversion Price therefor as of the record date for determining stockholders entitled to vote on such matter.

Liquidation Rights

Upon any liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary (a “Liquidation”), subject to the rights of any series of Preferred Stock that may from time to time come into existence. the holders of Preferred Stock shall be entitled to receive out of the assets, whether capital or surplus, of the Corporation the same amount that holders of Common Stock would receive if the Preferred Stock were hilly convened (disregarding for such purposes any conversion limitations hereunder) to Common Stock at the

Conversion Price then applicable for each share of outstanding Preferred Stock, which amount shall be paid to the holders of Preferred Stock pan passu with the amount paid to the holders of Common Stock.

Optional Conversion

From and after the Series B Original Issue date each share of outstanding Series B Preferred Stock shall be convertible, at the option of the holder thereof, at any time, and without the payment of additional consideration by the holder thereof, into such whole number of shares of Common Stock as is determined by dividing the Series B Original Issue Price b- the Series B Conversion Price in effect at the time of conversion. The Series B Conversion Price, and the rate at which shares of Series B Preferred Stock may be convened into shares of Common Stock, shall be subject to adjustment.

For Series B preferred stock, the conversion price shall mean a price per share of Common Stock equal to the lowest of the following, as applicable at the time of conversion: (a) the price per share of Common Stock resulting from dividing (x) $25,000,000 by (y) the Fully Diluted Capitalization immediately prior to such conversion; (b) the Mandatory Debentures Conversion Price; and (c) a 25% discount to the five-day VWAP of the Common Stock prior to the date that is 366 days after the closing of a Qualified Offering or Qualified Event, subject to a floor price of $0.25 per share.

Fundamental Transaction

Each holder of outstanding shares of Preferred Stock shall have the right to receive, for each Conversion Share that would have been issuable upon such conversion immediately prior to the occurrence of such Fundamental Transaction, the number of shares of Common Stock of the successor or acquiring corporation or of the Corporation. if it is the surviving corporation. and any additional consideration (the “Alternate Consideration”) receivable as a result of such Fundamental Transaction by a holder of the number of shares of Common Stock for which such shares of Preferred Stock are convertible immediately prior to such Fundamental Transaction.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022